INCOME TAX (Q1) (Details) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Provision for income taxes	$ 0	$ 0
United stated federal excise tax expense	$ 0	$ 0
Exercise tax as a percentage of undistributed ordinary income and net capital gains	4.00%	4.00%
Unrecognized tax benefits	$ 0	$ 0